Profit for the Period (Tables)	6 Months Ended
Sep. 30, 2025
Profit for the Period [Abstract]
Schedule of Profit for the Period

Profit for the period has been arrived at after charging:

	Six Months ended September 30, 2025	Six Months ended September 30, 2024
Depreciation of property, plant and equipment	$34,145	$25,699
Amortization of intangible assets	13,247	8,353
Amortization of ROU assets	$412,272	$407,886